Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Summary of difference between income tax expense (benefit) and amounts computed by applying statutory federal income tax rates to earnings before income taxes
Income tax benefit at statutory rates:	$ (18,574)	$ (11,554)	$ (4,787)
State/territory, net of (excluding valuation allowance)	716	(3)	186
Qualifying shipping	4,615	(2,978)	658
Fines and penalties	(1,908)	11,168	42
Goodwill impairment	38,197
Cancellation of debt	5,553
Gain on change in value of debt conversion features	(14,413)
Valuation allowance	(16,007)	2,338	13,871
Other Items	1,947	1,353	603
Income tax expense	$ 126	$ 324	$ 10,573